Note 8 - Income taxes - outstanding (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31
	2012	2011	2010

Computed taxes (recoveries) at Canadian federal and provincial tax rates	$7,448,281	$(2,633,285)	$(3,538,412)
Differences due to change in enacted tax rates	777,000	712,236
Difference due to change in tax rate on opening deferred taxes	2,623,000	3,427,057	-
Permanent and other differences	2,191,116	143,992	1,409,918
Change in valuation allowance	(2,503,000)	(1,650,000)	2,880,000
Utilization of investment tax credits	(10,536,397)	-	-
Utilization of non-capital loss carryforwards	-	-	(751,506)
Income tax (recovery) expense	$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year ended December 31
	2012	2011

Deferred tax assets:
Non-capital loss carryforwards	$4,538,000	$4,438,000
Research and development deductions	8,540,000	9,295,000
Book amortization in excess of tax	1,925,000	2,779,000
Share issue costs	(26,000)	45,000
Warrant liability	724,000	65,000
Revenue recognized for tax purposes in excess of revenue recognized for accounting purposes	-	1,125,000
Tax value in excess of accounting value in lease inducements	8,000	49,000
Accounting value in excess of tax value in intangible assets	371,000	49,000
Provincial investment tax credits	303,000	973,000
Total deferred tax assets	16,383,000	18,818,000
Valuation allowance	(16,383,000)	(18,818,000)
Net deferred tax assets	$-	$-